Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Stock Option Activities

Stock option activities for the years ended December 31, 2020 and 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2018	-	$-	-	$-
Granted	80,000
Balance Outstanding December 31, 2019	80,000	8.84	4.33	-
Granted	-	-
Cancelled	-	-
Balance Outstanding December 31, 2020	80,000	$8.84	3.58	$-
Exercisable, December 31, 2020	20,000	$8.84	3.58	$-

Summary of Warrant Activities

Warrant activities for the years ended December 31, 2020 and 2019 are summarized as follows:

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2018	1,648,570	$0.000	1.47
Granted	3,254,685	2.400
Cancellations	(1,421,059)	0.000
Increase in warrants related to price protection	395,176	2.500
Change in warrants related to dilutive rights	(227,511)	0.000
Balance Outstanding December 31, 2019	3,649,861	2.410	4.66	$311,070
Granted	144,801,414	0.027
Cancellations	(23,508,334)	0.006
Increase in warrants related to price protection	602,626,403	0.006
Cashless exercise of warrants for Series D preferred	(423,159,293)	0.006
Cashless exercise of warrants for common stock	(157,297,448)	0.006
Balance Outstanding December 31, 2020	147,112,603	$0.052	4.83	$1,780,356
Exercisable, December 31, 2020	147,112,603	$0.052	4.83	$1,780,356